Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001552947
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2024
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Redwood Managed Volatility Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Redwood Managed Volatility Fund

Class N RWDNX

Class I RWDIX

Class Y RWDYX

a series of Two Roads Shared Trust (the “Fund”)

Supplement dated December 31, 2024
to the Prospectus and Summary Prospectus of the Fund
each dated March 1, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus. This Supplement supersedes any information to the contrary in the Prospectus.

Effective immediately, the Fund’s Prospectus and Summary Prospectus are amended as follows:

The following supplements certain benchmark information under the sub-heading “Performance Table” in the section entitled “Performance” on page 8 of the Prospectus and page 8 of the Summary Prospectus.

Average Annual Total Returns

(For the year ended December 31, 2023)

	One Year	Five Years	Since Inception(1)
Bloomberg U.S. Aggregate Bond Index(2) (reflects no deductions for fees, expenses or taxes)	5.53%	1.10%	1.79%
(1)	Inception date is September 18, 2018.
(2)	In response to new regulatory requirements, the Fund’s regulatory broad-based benchmark is the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

________________________________________

This Supplement and the existing Prospectus and Statement of Additional Information (“SAI”) provide relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and the SAI have each been filed with the Securities and Exchange Commission, are incorporated by reference. Copies of these documents may be obtained without charge by calling 1-855-RED-FUND (733-3863).

Redwood Managed Volatility Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%	[1],[2]

[1]	In response to new regulatory requirements, the Fund’s regulatory broad-based benchmark is the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
[2]	Inception date is September 18, 2018.